PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment

	December 31,
	2012	2011
At Cost:
Plant and buildings	$4,236,885	$4,197,345
Machinery and equipment	15,160,917	15,038,443
Motor vehicles	317,512	292,675
Office equipment	113,381	112,007
	19,828,695	19,640,470
Less: Accumulated depreciation
Buildings	(1,577,757)	(1,298,556)
Machinery and equipment	(8,178,929)	(6,981,542)
Motor vehicles	(260,263)	(237,728)
Office equipment	(104,159)	(99,728)
	(10,121,108)	(8,617,554)
Property, plant and equipment, net	$9,707,587	$11,022,916